INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory, Net [Abstract]
Raw materials	$ 1,821	$ 1,860
Work-in-progress	1,348	1,607
Finished goods	535	268
Total inventories	3,704	3,735
Inventory write-offs	$ 588	$ 788	$ 828